UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, STATED.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2009
                                                   -----------------

Check here if Amendment [   ];               Amendment Number: _____

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             ----------------------------------
Address:     15 Buckingham Street
             ----------------------------------
             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------
Title:     Chairman
           ------------------------
Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     October 8, 2009
           ---------------     ----------------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -----------

Form 13F Information Table Entry Total:     34
                                            -----------

Form 13F Information Table Value Total:     $518,837
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name

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

                                                                                     Invest-
                                Title                                                 ment    Other       Voting Authority
                                 Of                  Value     Shares /  Sh /  Put/  Discre-  Mana-  ------------------------------
Security                        Class     CUSIP    (x$1,000)   Prn Amt   Prn   Call   tion    gers     Sole     Shared  None
-----------------------------  -------  ---------  ---------  ---------  ----  ----  -------  -----  ------------------------------
ALLEGHENY ENERGY INC           COM      017361106  19,721     743,644    SH          Sole            743,644

AMERICAN ELECTRIC POWER        COM      25537101   27,447     885,688    SH          Sole            885,688

CALPINE CORP (UN*)             COM     131347304    8,931     775,301    SH          Sole            775,301
                               NEW

CHENIERE ENERGY INC            COM     16411Q101    4,296   1,466,286    SH          Sole          1,466,286

CMS ENERGY CORP                COM     125896100   25,664   1,915,260    SH          Sole          1,915,260

COVANTA HOLDING CORP           COM     22282E102    6,988     411,066    SH          Sole            411,066

DPL INC                        COM     233293109    8,716     333,952    SH          Sole            333,952

EL PASO CORP                   COM     28336L109   20,289   1,966,005    SH          Sole          1,966,005

ENTERGY CORP                   COM     29364G103   22,628     283,348    SH          Sole            283,348

EXELON CORP                    COM     30161N101   46,956      94,632    SH          Sole             94,632

FPL 8.375% CV PREF            CONVPR   302571609   20,000     400,000    SH          Sole            400,000
(UN*)                           F

ITC HOLDINGS CORP              COM     465685105   69,922   1,538,436    SH          Sole          1,538,436

NORTHEAST UTILITIES            COM     664397106    7,255     305,594    SH          Sole            305,594

NRG ENERGY INC                 COM     629377508   15,345     544,348    SH          Sole            544,348
                               NEW

NV ENERGY INC                  COM     67073Y106   12,054   1,040,041    SH          Sole          1,040,041

P G AND E CORP                 COM     69331C108   16,579     409,449    SH          Sole            409,449

PENN VIRGINIA GP               COM     70788P105    5,850     455,924    SH          Sole            455,924
HOLDINGS LP (UN*)             UNIT R
                               LIM

PEPCO HOLDINGS INC             COM     713291102   13,961     938,220    SH          Sole            938,220

PINNACLE WEST CAPITAL          COM     723484101   11,107     338,432    SH          Sole            338,432

PORTLAND GENERAL               COM     736508847   10,097     512,030    SH          Sole            512,030
ELECTRIC CO                    NEW

PPL CORPORATION                COM     69351T106   29,885     985,018    SH          Sole            985,018

PROGRESS ENERGY INC            COM     743263105    3,484      89,204    SH          Sole             89,204

PUBLIC SERVICE                 COM     744573106   27,978     889,870    SH          Sole            889,870
ENTERPRISE GP

QUESTAR CORP                   COM     748356102    4,309     114,730    SH          Sole            114,730

SEMPRA ENERGY                  COM     816851109   22,905     459,847    SH          Sole            459,847

SHORT SANDP500                 COM     74347R503    3,964      70,440    SH          Sole             70,440
PROSHARES US

SPDR TR                        UNIT    78462F103      252      36,000    SH          Sole             36,000
                               SER 1

SOUTH JERSEY                   COM     838518108    3,627     102,754    SH          Sole            102,754
INDUSTRIES

TECO ENERGY INC                COM     872375100   15,523   1,102,500    SH          Sole          1,102,500

UTILITIES SELECT               SBI     81369Y886       31       1,040    SH          Sole              1,040
SECTOR SPDR                 MATERIALS

VECTREN CORPORATION            COM     92240G101    2,573     111,661    SH          Sole            111,661

WGL HOLDINGS                   COM     92924F106    1,932      58,292    SH          Sole             58,292

WILLIAMS COS INC               COM     969457100   26,659   1,491,853    SH          Sole          1,491,853

YINGLI GREEN                   ADR     98584B103    1,909     153,220    SH          Sole            153,220
ENERGY HOLD-ADR
(US*)